Supplemental cash flow information (Narrative) (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
Fair value of contingent shares settled via common shares		$ 83,319
Number of contingent shares settled via common shares		875
Shares issued to settle debt		$ 19,000
Shares for debt settlements			$ 63,866
Fair value of options exercised and transferred	$ 17,531		203,516	$ 17,531
Fair value of warrants exercised		61,173	102,991
Value of warrants exercised on assets acquisition		$ 125,000	$ 125,000
Number of warrants exercised on assets acquisition		250,000	250,000
Right-of-use asset and lease obligations relating to the new office lease	358,178
De-recognition of right-of-use asset	139,787
De-recognition of lease liability	157,315
Shares and warrants issued on assets acquisition	347,280	$ 592,822	$ 1,715,000
Convertible notes converted into common shares	255,718
Share offering costs	322,779
Shares from foremost's qualifying transaction	$ 41,155
Fair value of common shares issued for amended and restated license agreement			137,000
Share offering costs relating to Broker Compensation Options			169,832
Non-cash consideration for computer equipment acquired			$ 3,828
Issue of common shares and warrants for loans					$ 1,290,255